Long-term Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

11. Long-term Debt and Capital Lease Obligations and Long-term Debt from Related Parties

As of December 31, 2013 and December 31, 2012, long-term debt and capital lease obligations and long-term debt from related parties consisted of the following:

	December 31, 2013	December 31, 2012

2012 Credit Agreement	$2,707,145	$2,659,340
Senior Notes	4,824,753	4,743,442
Euro Notes	46,545	51,951
European Investment Bank Agreements	193,074	324,334
Accounts receivable facility	351,250	162,000
Capital lease obligations	24,264	15,618
Other	111,259	163,802
Long-term debt and capital lease obligations	8,258,290	8,120,487
Less current maturities	(511,370)	(334,747)
Long-term debt and capital lease obligations, less current portion	7,746,920	7,785,740
Long-term debt from related parties	-	56,174
Long-term debt and capital lease obligations and long-term debt from related parties	$7,746,920	$7,841,914

The Company's long-term debt, all of which ranks equally in rights of payment, consists mainly of borrowings related to its 2012 Credit Agreement, its Senior Notes, its Euro Notes, borrowings under its European Investment Bank Agreements, borrowings under its accounts receivable facility (“A/R Facility”) and certain other borrowings as follows:

2012 Credit Agreement

The Company entered into a $3,850,000 syndicated credit facility (the “2012 Credit Agreement”) with a large group of banks and institutional investors (collectively, the “Lenders”) on October 30, 2012 which replaced a prior credit agreement. The credit facility consists of:

  a 5-year revolving credit facility of approximately $1,250,000 comprising a $400,000 multicurrency revolving facility, a $200,000 revolving facility and a €500,000 revolving facility which will be due and payable on October 30, 2017.
  a 5-year term loan facility of originally $2,600,000, also scheduled to mature on October 30, 2017, requiring 17 quarterly payments of $50,000 each, which began in the third quarter of 2013 that permanently reduce the term loan facility. The remaining balance is due on October 30, 2017.

Interest on the credit facilities is, at the Company's option, at a rate equal to either (i) LIBOR or EURIBOR (as applicable) plus an applicable margin or (ii) the Base Rate as defined in the 2012 Credit Agreement plus an applicable margin. At December 31, 2013, the dollar-denominated tranches outstanding under the 2012 Credit Agreement had a weighted average interest rate of 2.00%. The euro-denominated tranche had an interest rate of 1.95%.

The applicable margin is variable and depends on the Company's Consolidated Leverage Ratio which is a ratio of its Consolidated Funded Debt less cash and cash equivalents held by the Consolidated Group to Consolidated EBITDA (as these terms are defined in the 2012 Credit Agreement).

In addition to scheduled principal payments, indebtedness outstanding under the 2012 Credit Agreement will be reduced by portions of the net cash proceeds received from certain sales of assets and the issuance of certain additional debt.

Obligations under the 2012 Credit Agreement are secured by pledges of capital stock of certain material subsidiaries in favor of the Lenders.

The 2012 Credit Agreement contains affirmative and negative covenants with respect to the Company and its subsidiaries and other payment restrictions. Certain of the covenants limit indebtedness of the Company and investments by the Company, and require the Company to maintain certain financial ratios defined in the agreement. Additionally, the 2012 Credit Agreement provides for a limitation on dividends and other restricted payments which is €330,000 ($455,103 based upon the December 31, 2013 spot rate) for dividends to be paid in 2014, and increases in subsequent years. In default, the outstanding balance under the 2012 Credit Agreement becomes immediately due and payable at the option of the Lenders. The Company was in compliance with all covenants at December 31, 2013.

The following table shows the available and outstanding amounts under the 2012 Credit Agreement at December 31, 2013 and 2012:

	Maximum Amount Available December 31, 2013		Balance Outstanding December 31, 2013

Revolving Credit USD	$600,000	$600,000	$138,190	$138,190
Revolving Credit EUR	€500,000	$689,550	€50,000	$68,955
Term Loan A	$2,500,000	$2,500,000	$2,500,000	$2,500,000
		$3,789,550		$2,707,145

	Maximum Amount Available December 31, 2012		Balance Outstanding December 31, 2012

Revolving Credit USD	$600,000	$600,000	$59,340	$59,340
Revolving Credit EUR	€500,000	$659,700	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,859,700		$2,659,340

In addition, at December 31, 2013 and December 31, 2012, the Company had letters of credit outstanding in the amount of $9,444 and $77,188, respectively, under the revolving credit facility, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the respective revolving credit facility.

Senior Notes

At December 31, 2013, the Company's Senior Notes consisted of the following:

Issuer/Transaction	Face Amount	Maturity	Coupon	Book value
FMC Finance VI S.A. 2010	€250,000	July 15, 2016	5.50%	$342,944
FMC Finance VIII S.A. 2011(1)	€100,000	October 15, 2016	3.73%	$137,910
FMC US Finance, Inc. 2007	$500,000	July 15, 2017	6 7/8%	$496,894
FMC Finance VIII S.A. 2011	€400,000	September 15, 2018	6.50%	$546,531
FMC US Finance II, Inc. 2011	$400,000	September 15, 2018	6.50%	$396,297
FMC US Finance II, Inc. 2012	$800,000	July 31, 2019	5.625%	$800,000
FMC Finance VIII S.A. 2012	€250,000	July 31, 2019	5.25%	$344,775
FMC US Finance, Inc. 2011	$650,000	February 15, 2021	5.75%	$645,672
FMC Finance VII S.A. 2011	€300,000	February 15, 2021	5.25%	$413,730
FMC US Finance II, Inc. 2012	$700,000	January 31, 2022	5.875%	$700,000
				$4,824,753

(1) This note carries a variable interest rate which was 3.73% at December 31, 2013.

In January 2012, $800,000 and $700,000 of dollar-denominated senior notes and €250,000 ($344,775 at December 31, 2013) of euro-denominated notes were issued at par. Both the $800,000 Senior Notes and the €250,000 euro-denominated Senior Notes are due July 31, 2019 while the $700,000 Senior Notes are due January 31, 2022. The proceeds were used for acquisitions and for general corporate purposes.

In October 2011, €100,000 ($137,910 at December 31, 2013) of floating rate senior notes were issued at par. These floating rate senior notes are due October 15, 2016. Proceeds were used for acquisitions, to refinance indebtedness and for general corporate purposes.

In September 2011, $400,000 of dollar-denominated senior notes and €400,000 ($546,531, net of discount, at December 31, 2013) of euro-denominated senior notes were issued at an issue price of 98.623%. Both the dollar- and euro-denominated senior notes have a coupon of 6.50% and a yield to maturity of 6.75% and mature on September 15, 2018. Proceeds were used for acquisitions, to refinance indebtedness and for general corporate purposes.

In February 2011, $650,000 of dollar-denominated senior notes and €300,000 ($413,730 at December 31, 2013) of euro-denominated senior notes were issued with coupons of 5.75% and 5.25%, respectively, at an issue price of 99.060% and par, respectively. The dollar-denominated senior notes had a yield to maturity of 5.875%. Both the dollar- and euro-denominated senior notes mature on February 15, 2021. Proceeds were used to repay indebtedness for acquisitions and for general corporate purposes.

In January 2010, €250,000 ($342,944, net of discount, at December 31, 2013) of senior notes were issued with a coupon of 5.50% at an issue price of 98.6636%. These senior notes had a yield to maturity of 5.75% and are due July 15, 2016. Proceeds were used to repay short-term indebtedness and for general corporate purposes.

In June 2007, FMC Finance III S.A. (“FMC Finance III”) issued $500,000 6 7/8% Senior Notes due 2017 (the “6 7/8% Senior Notes”). The 6 7/8% Notes were issued with a coupon of 6 7/8% at a discount, resulting in an effective interest rate of 7 1/8%. In June 2011, Fresenius Medical Care US Finance, Inc. acquired substantially all of the assets of FMC Finance III and assumed all obligations of FMC Finance III under the 6 7/8% Notes and the related indenture. The guarantees of the Company and its subsidiaries, FMCH and Fresenius Medical Care Deutschland GmbH (“D-GmbH”), (together, the “Guarantor Subsidiaries”) for the 6 7/8% Senior Notes have not been amended and remain in full force and effect.

All Senior Notes are unsecured and guaranteed on a senior basis jointly and severally by the Company and the Guarantor Subsidiaries. The issuers may redeem the Senior Notes (except for the Floating Rate Senior Notes) at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the indenture. The holders have the right to request that the issuers repurchase the Senior Notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the ratings of the respective Senior Notes.

The Company has agreed to a number of covenants to provide protection to the holders which, under certain circumstances, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. At December 31, 2013, the Company was in compliance with all of its covenants under the Senior Notes.

Euro Notes

In April 2009, the Company issued euro-denominated notes (“Euro Notes”) totaling €200,000, which are senior, unsecured and guaranteed by FMCH and D-GmbH, which originally consisted of 4 tranches having terms of 3.5 and 5.5 years with floating and fixed interest rate tranches. At December 31, 2013, only 2 tranches remain outstanding, which are due on April 27, 2014 and October 27, 2014. At December 31, 2013, the Company was in compliance with all of its covenants under the Euro Notes. At December 31, 2013, the Euro Notes had an outstanding balance of €33,750 ($46,545).

European Investment Bank Agreements

The Company entered into various credit agreements with the European Investment Bank (“EIB”) in 2005, 2006 and 2009. The EIB is a not-for-profit long-term lending institution of the European Union and lends funds at favourable rates for the purpose of capital investment and R&D projects, normally for up to half of the funds required for such projects.

Borrowings under the four EIB credit facilities available at December 31, 2013 and 2012 are shown below:

		Balance outstanding
		December 31,
	Maturity	2013	2012
Revolving Credit	2013	$-	$90,812
Loan 2005	2013	-	48,806
Loan 2006	2014	124,119	118,746
Loan 2009	2014	68,955	65,970
		$193,074	$324,334

While the EIB agreements were granted in euro, advances under the Revolving Credit, Loan 2005 and Loan 2006 could be denominated in certain foreign currencies, including U.S. dollars. As a result, the borrowings under the Revolving Credit and Loan 2005 were drawn down in U.S. dollars, while the borrowings under Loan 2006 and Loan 2009 were drawn down in euro.

In 2013, both the Revolving Credit and Loan 2005 matured and have been repaid. The balances of the remaining two loans outstanding on December 31, 2013 had been classified as Current portion of Long-term debt and capital lease obligations and were repaid on their maturity on February 3, 2014 for the Loan 2006 and February 17, 2014 for the Loan 2009.

Loans 2006 and 2009 had variable interest rates that changed quarterly. The borrowings under these loan agreements had interest rates of 0.201% and 2.426% at December 31, 2013. At December 31, 2012, the dollar borrowings had an interest rate of 0.438% and the euro borrowings had interest rates of 0.171% and 2.40%, respectively.

Borrowings under the 2006 agreement were secured by bank guarantees while the 2009 agreement was guaranteed by FMCH and D-GmbH. EIB agreements had customary covenants. At December 31, 2013, the Company was in compliance with the respective covenants.

Accounts Receivable Facility

The Company refinanced the A/R Facility on January 17, 2013 for a term expiring on January 15, 2016 with the available borrowings at $800,000. At December 31, 2013 there were outstanding borrowings under the A/R Facility of $351,250. The Company also had letters of credit outstanding under the A/R Facility in the amount of $65,622 at December 31, 2013. These letters of credit were not included above as part of the balance outstanding at December 31, 2013; however, they reduced available borrowings under the A/R Facility.

Under the A/R Facility, certain receivables are sold to NMC Funding Corporation (“NMC Funding”), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors. Under the terms of the A/R Facility, NMC Funding retains the right, at any time, to recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company's Consolidated Balance Sheet and the proceeds from the transfer of percentage ownership interests are recorded as long-term debt.

NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. The average interest rate during 2013 was 1.044%. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Other

At December 31, 2013 and 2012, in conjunction with certain acquisitions and investments, the Company had pending payments of purchase considerations totaling approximately $94,084 and $142,229, respectively, of which $60,036 and $75,266, respectively, were classified as the current portion of long-term debt.

Annual Payments

Aggregate annual payments applicable to the 2012 Credit Agreement, Senior Notes, Euro Notes, EIB agreements, capital leases, the A/R Facility and other borrowings for the five years subsequent to December 31, 2013 and thereafter are:

2014	$511,370
2015	233,589
2016	1,038,599
2017	2,613,096
2018	953,423
Thereafter	2,926,290
$8,276,367